Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Income tax expense (benefit)	$ 23	$ (19)	$ 71	$ 133
Accumulated other comprehensive earnings, tax			10,500
Reconciliation of income taxes to the expected statutory federal corporate income tax rates
Federal Rate			(799)	(18,483)
State tax expense, net of federal benefit			56	99
Other			140	62
Reversal of valuation allowance			1,218	$ 19,016
Operating loss carryforwards
AMT credit			404
Federal
Income taxes
Net operating loss carryforwards			623,500
Net operating loss carryforwards with indefinite carryover period			65,900
California
Income taxes
Net operating loss carryforwards			$ 435,200